Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss	$ 58,646	$ 53,515
Capitalized research and development	36,830	32,337
Research credits	16,765	15,056
Stock-based compensation	1,323	2,519
Right of use lease liability	153	177
Accrued expenses	92	57
Other	1	1
Total deferred tax asset	113,810	103,662
Less: valuation allowance	(111,575)	(101,757)
Total net deferred tax asset	2,235	1,905
Deferred tax liabilities:
Basis difference in fixed assets	(2,082)	(1,728)
Right of use lease assets	(153)	(177)
Total deferred tax liability	(2,235)	(1,905)
Total net deferred tax asset/(liability)	$ 0	$ 0